Business combinations, 2021 (Details) $ in Thousands								9 Months Ended	12 Months Ended
	Aug. 06, 2021 USD ($) Plant MW	Jul. 22, 2021 USD ($)	May 14, 2021 USD ($) MW	Apr. 07, 2021 USD ($) MW	Jan. 08, 2021 USD ($)	Jan. 07, 2021	Jan. 06, 2021 USD ($) MW	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets								$ 507,018
Deferred tax assets								4,526
Other non-current assets								13,086
Cash & cash equivalents								20,339
Other current assets								62,271
Non-current project debt								(287,348)
Current project debt								(37,582)
Deferred tax liabilities								(771)
Other current and non-current liabilities								(86,892)
Non-controlling interests								(8,287)
Total net assets acquired at fair value								186,360
Asset acquisition - purchase price paid								(183,312)
Fair value of previously held 15% stake in Rioglass								(3,048)
Net result of business combinations								0
Revenue contributed by the acquisitions								126,000
Amount of loss after tax								$ (4,700)
Additional revenue amount									$ 14,800
Additional amount of profit after tax									1,800
Chile PV2 [Member] | Renewable Energy [Member]
Business combinations [Abstract]
Gross capacity | MW							40
Payment to acquire equity investment							$ 5,000
Percentage of non-controlling interests							65.00%
Asset Acquisition [Member]
Fair Value, Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets									172,321
Other non-current assets									355
Cash & cash equivalents									17,646
Other current assets									31,422
Non-current project debt									(149,585)
Current project debt									(8,680)
Other current and non-current liabilities									(15,561)
Non-controlling interests									(25,308)
Total net assets acquired at fair value									22,610
Asset acquisition - purchase price paid									(22,610)
Net result of business combinations									0
Revenue contributed by the acquisitions									22,500
Amount of loss after tax									6,300
Additional revenue amount									14,700
Additional amount of profit after tax									$ 3,700
Rioglass [Member]
Business combinations [Abstract]
Percentage of interest acquired		42.50%			42.50%			42.50%
Ownership interest		100.00%			57.50%	15.00%
Acquisition, purchase price paid		$ 4,800			$ 8,400
Additional consideration paid					$ 3,600
Coso [Member]
Business combinations [Abstract]
Gross capacity | MW				135
Payment to acquire equity investment				$ 130,000
Fair Value, Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets								$ 381,160
Deferred tax assets								0
Other non-current assets								11,024
Cash & cash equivalents								6,363
Other current assets								16,371
Non-current project debt								(248,544)
Current project debt								(13,415)
Deferred tax liabilities								0
Other current and non-current liabilities								(22,959)
Non-controlling interests								0
Total net assets acquired at fair value								130,000
Asset acquisition - purchase price paid								(130,000)
Fair value of previously held 15% stake in Rioglass								0
Net result of business combinations								0
Calgary District Heating Center [Member]
Business combinations [Abstract]
Gross capacity | MW			55
Payment to acquire equity investment			$ 22,500
Agrisun and Re Sole [Member]
Business combinations [Abstract]
Number of solar plants acquired | Plant	2
Gross capacity | MW	3.7
Payment to acquire equity investment	$ 9,000
Other [Member]
Fair Value, Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets								125,858
Deferred tax assets								4,526
Other non-current assets								2,062
Cash & cash equivalents								13,976
Other current assets								45,900
Non-current project debt								(38,804)
Current project debt								(24,167)
Deferred tax liabilities								(771)
Other current and non-current liabilities								(63,933)
Non-controlling interests								(8,287)
Total net assets acquired at fair value								56,360
Asset acquisition - purchase price paid								(53,312)
Fair value of previously held 15% stake in Rioglass								(3,048)
Net result of business combinations								$ 0